Shareholders Equity (Schedule Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Options outstanding at beginning of year	931,333
Granted	305,650
Exercised	(79,002)
Forfeited or cancelled	(580,985)
Options outstanding at end of year	576,996	931,333
Options outstanding, Weighted average remaining contractual term (in years)	3 years 9 months 18 days	2 years 11 months 12 days
Options outstanding at beginning of year, Weighted average exercise price	$ 48.30
Granted, Weighted average exercise price	$ 6.00
Exercised, Weighted average exercise price	$ 0.03
Forfeited or cancelled, Weighted average exercise price	$ 55.60
Options outstanding at end of year, Weighted average exercise price	$ 25.20	$ 48.30
Options outstanding, Aggregate intrinsic value	$ 84	$ 1,447
Options vested or expected to vest	438,882
Options vested or expected to vest, Weighted average remaining contractual term (in years)	3 years 4 months 2 days
Options vested or expected to vest, Weighted average exercise price	$ 30.80
Options vested or expected to vest, Aggregate intrinsic value	68
Options exercisable	233,878
Options exercisable, Weighted average remaining contractual term (in years)	1 year 8 months 27 days
Options exercisable, Weighted average exercise price	$ 50.60
Options exercisable, Aggregate intrinsic value	$ 15